UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Profit for the period	€ 16,632	€ 1,790	€ 43,706	€ 11,445
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent years:
Remeasurements on post-employment benefit obligations	(466)	239	(889)	12
Changes in the fair value of equity investments at fair value through other comprehensive income	(2,995)	0	(4,995)	0
Aggregate income tax effect	795	(49)	877	1
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent years:	(2,666)	190	(5,007)	13
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:
Currency translation differences	1,976	1,008	2,528	1,415
Hyperinflation adjustment	151	(338)	497	(27)
Changes in fair value of cash flow hedge instruments	(3,372)	0	(3,056)	0
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:	(1,245)	670	(31)	1,388
Other comprehensive income / (loss) for the period, net of tax	(3,911)	860	(5,038)	1,401
Total comprehensive income for the period	12,721	2,650	38,668	12,846
Attributable to:
Owners of the parent	10,189	308	33,345	9,812
Non-controlling interest	2,532	2,342	5,323	3,034
Total comprehensive income for the period	€ 12,721	€ 2,650	€ 38,668	€ 12,846